BENEFIT PLANS	12 Months Ended
Mar. 31, 2015
BENEFIT PLANS
BENEFIT PLANS

11. BENEFIT PLANS

Domestic:

Defined benefit plans

At March 31, 2015, Kyocera Corporation and its major domestic subsidiaries sponsor funded defined benefit pension plans or unfunded retirement and severance plans for their employees. They use a “point system” whereby benefits under the plan are calculated according to (i) accumulated “points” that are earned based on employees’ position, extent of contribution and length of service period during employment, and (ii) conditions at the time of retirement. In addition, employees were provided an option to select how benefit payments will be made. Employees may elect to receive up to 50% of the accumulated points balance as an annuity payment over the employees’ lifetime with the remainder of the accumulated points being distributed in installments over a fixed period of up to 20 years.

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2014 and 2015 are as follows:

	March 31,
	2014	2015
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥177,562	¥187,124
Service cost	11,457	11,807
Interest cost	1,709	1,803
Actuarial (gain) loss	(962)	5,909
Benefits paid	(6,545)	(7,262)
Acquisitions of Business	4,469	—
Plan Amendment	—	(1,528)
Other	(566)	515

Projected benefit obligations at end of year	187,124	198,368
Change in plan assets:
Fair value of plan assets at beginning of year	166,697	183,003
Actual return on plan assets	7,052	9,692
Employer’s contribution	14,580	11,957
Benefits paid	(6,417)	(7,254)
Acquisitions of Business	1,091	—

Fair value of plan assets at end of year	183,003	197,398

Funded status	¥(4,121)	¥(970)

The acquisition of business in the year ended March 31, 2014 was a new consolidation of Kyocera Circuit Solutions, Inc., as a wholly owned subsidiary.

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2014	2015
	(Yen in millions)
Other assets	¥6,609	¥4,416
Accrued pension and severance liabilities	(10,730)	(5,386)

Net amount recognized	¥(4,121)	¥(970)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2014	2015
	(Yen in millions)
Prior service cost	¥24,839	¥22,006
Actuarial loss	(42,838)	(41,046)

Accumulated other comprehensive loss	¥(17,999)	¥(19,040)

	March 31,
	2014	2015
	(Yen in millions)
Accumulated benefit obligation at end of year	¥187,124	¥191,200
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥32,427	¥34,153
Accumulated benefit obligation	32,427	34,153
Fair value of plan assets	21,697	29,463

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2013, 2014 and 2015, include the following components:

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Service cost	¥10,049	¥11,457	¥11,807
Interest cost	2,324	1,709	1,803
Expected return on plan assets	(3,467)	(3,335)	(3,612)
Amortization of prior service cost	(4,329)	(4,341)	(4,361)
Recognized actuarial loss	1,510	1,886	1,621

Net periodic pension costs	¥6,087	¥7,376	¥7,258

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2013, 2014 and 2015 mainly consist of the following components:

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥577	¥1,528
Net actuarial gain (loss) incurred during the year	(8,413)	4,633	171
Amortization of prior service cost	(4,329)	(4,341)	(4,361)
Recognized actuarial loss	1,510	1,886	1,621

Total	¥(11,232)	¥2,755	¥(1,041)

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2016 are as follows:

Year ending March 31, 2016
(Yen in millions)
Amortization of prior service cost	¥(4,393)
Recognized actuarial loss	1,691

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2014 and 2015 are as follows:

	March 31,
	2014	2015
Discount rate (%)	0.50-1.00	0.50-0.75

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2013, 2014 and 2015 are as follows:

	Years ended March 31,
	2013	2014	2015
Discount rate (%)	0.75-1.50	0.25-1.00	0.50-1.00
Expected long-term rate of return on plan assets (%)	1.35-2.20	1.35-2.50	1.35-2.00

Rate of increase in compensation levels was not used in the calculation of projected benefit obligation and net periodic pension costs for the years ended March 31, 2013, 2014 and 2015 under the “point system.”

Kyocera Corporation and its major domestic subsidiaries determine their expected long-term rate of return on plan assets based on the defined yields of life insurance company general account, which occupies major part of plan assets categories, and their consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

Plan assets categories at Kyocera Corporation and its major domestic subsidiaries at March 31, 2014 and 2015 are as follows:

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2014				2015
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥ —	¥ 94,907	¥ —	¥ 94,907	¥ —	¥ 96,925	¥ —	¥ 96,925
Equity securities:
Domestic	1,550	—	—	1,550	2,231	—	—	2,231
International	9,678	—	—	9,678	5,814	—	—	5,814
Pooled funds (1)	—	21,358	—	21,358	—	23,399	—	23,399
Debt securities:
Corporate bonds	18,819	—	—	18,819	14,021	1,412	—	15,433
Pooled funds (2)	—	7,363	—	7,363	—	8,922	—	8,922
Other types of investments:
Equity long/short International (3)	—	1,088	—	1,088	—	—	—	—
Debt long/short (4)	—	3,023	—	3,023	—	—	—	—
Real Estate funds (5)	—	—	13,338	13,338	—	—	18,826	18,826
Large-scale solar power generation business funds	—	—	2,739	2,739	—	—	4,831	4,831
Pooled funds(6)	—	—	—	—	—	1,006	—	1,006
Other	—	—	1,448	1,448	—	—	1,505	1,505
Cash and cash equivalents	7,692	—	—	7,692	18,506	—	—	18,506

Total	¥37,739	¥127,739	¥17,525	¥183,003	¥40,572	¥131,664	¥25,162	¥197,398

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in government bonds.
(5)	This category includes private open-ended real estate funds.
(6)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges, government bonds and municipal bonds.

Kyocera Corporation and its major domestic subsidiaries manage and operate their plan assets with a target of obtaining better performance more than earnings from the expected rate of return on plan assets to ensure the sources of funds sufficient to cover the pension benefits paid to participants and beneficiaries into the future. In terms of the plan assets management, Kyocera Corporation and its major domestic subsidiaries make appropriate investment choices and optimal portfolios with a consideration of its performances, expected returns and risks, and entrusts their plan assets to the fund trustees which can be expected to be the most appropriate to accomplish Kyocera’s objective. Kyocera Corporation and its major domestic subsidiaries also make an effort to maintain their portfolios within reasonable allocations of plan assets. Kyocera Corporation and its major domestic subsidiaries evaluate their categories of plan assets allocations and can change their portfolios when it is needed. Kyocera Corporation and its major domestic subsidiaries’ long-term strategy is for target allocations of approximately 50% investment in life insurance company general accounts, approximately 35% main investment in  equity securities that are listed on securities exchanges and in debt securities such as governments bonds, approximately 10% investment in long-term operation assets such as real estate funds, and approximately 5% holding in cash and cash equivalents.

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2014 and 2015. Plan assets of Level 3 are invested in real estate funds, multi-strategy hedge funds and large-scale solar power generation business funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2014	2015
	(Yen in millions)
Balance at beginning of year	¥7,434	¥17,525
Actual return on plan assets:
Relating to assets still held at end of year	566	1,607
Relating to assets sold during the year	(23)	—
Purchases, sales and settlements	9,548	6,030

Balance at end of year	¥17,525	¥25,162

Kyocera Corporation and its major domestic subsidiaries forecast to contribute ¥11,974 million to the defined benefit pension plans in the year ending March 31, 2016.

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2016	¥ 7,436
2017	7,889
2018	9,012
2019	10,496
2020	10,011
2021 to 2025	61,431

Foreign:

(1) Pension plans

Kyocera International, Inc. and its consolidated subsidiaries (KII), consolidated U.S. subsidiaries of Kyocera Corporation, maintain a non-contributory defined benefit pension plans in the U.S. The KII plan covers substantially certain full-time employees in the U.S., of which benefits are based on years of service and the employees’ average compensation. In the year ended March 31, 2014, KII made a partial settlement of its pension plan by implementing lump sum payments to a certain portion of terminated vested participants.

AVX Corporation and its consolidated subsidiaries (AVX), consolidated U.S. subsidiaries of Kyocera Corporation, maintain non-contributory defined benefit pension plans in the U.S. and contributory defined benefit pension plans inside the U.S. Pension benefits provided to certain U.S. employees covered under collective bargaining agreements are based on a flat benefit formula. Effective December 31, 1995, AVX froze benefit accruals under its domestic non-contributory defined benefit pension plan for a significant portion of the employees covered under collective bargaining agreements. AVX’s pension plans for certain European employees provide for benefits based on a percentage of final pay. AVX’s funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws.

TA Triumph-Adler GmbH (TA), a German subsidiary of Kyocera Document Solutions Inc., maintains a defined benefit pension plan, which covers certain employees in Germany. TA does not maintain an external fund for this benefit pension plan.

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2014 and 2015:

	March 31,
	2014	2015
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥46,504	¥51,679
Service cost	487	543
Interest cost	1,912	2,021
Plan participants’ contributions	9	5
Actuarial (gain) loss	(1,878)	9,500
Benefits paid	(2,497)	(3,756)
Foreign exchange adjustment	7,205	2,029
Other	(63)	(31)

Benefit obligations at end of year	¥51,679	¥61,990

	March 31,
	2014	2015
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥24,209	¥29,999
Actual return on plan assets	2,332	3,069
Employer contribution	1,153	2,051
Plan participants’ contributions	9	5
Benefits paid	(1,244)	(2,441)
Foreign exchange adjustment	3,603	3,383
Other expenses	(63)	(17)

Fair value of plan assets at end of year	29,999	36,049

Funded status	¥(21,680)	¥(25,941)

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2014	2015
	(Yen in millions)
Accrued pension and severance liabilities	¥(21,680)	¥(25,941)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2014	2015
	(Yen in millions)
Prior service cost	¥(63)	¥(61)
Actuarial loss	(12,557)	(21,171)

Accumulated other comprehensive loss	¥(12,620)	¥(21,232)

	March 31,
	2014	2015
	(Yen in millions)
Accumulated benefit obligation at end of year	¥49,950	¥59,558

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2014	2015
	(Yen in millions)
Projected benefit obligation	¥51,679	¥61,990
Accumulated benefit obligation	49,950	59,558
Fair value of plan assets	29,999	36,049

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2013, 2014 and 2015 include the following components:

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Service cost	¥348	¥487	¥543
Interest cost	1,667	1,912	2,021
Expected return on plan assets	(1,225)	(1,655)	(2,036)
Amortization of prior service cost	9	10	11
Recognized actuarial loss	422	793	608
Partial settlement of pension plan	451	—	—

Net periodic pension costs	¥1,672	¥1,547	¥1,147

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2013, 2014 and 2015 mainly consist of the following components:

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Net actuarial gain (loss) incurred during the year	¥(4,362)	¥2,555	¥(8,467)
Amortization of prior service cost	9	10	11
Recognized actuarial loss	422	793	608
Partial settlement of pension plan	451	—	—

Total	¥(3,480)	¥3,358	¥(7,848)

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2016 are as follows:

Year ending March 31, 2016
(Yen in millions)
Amortization of prior service cost	¥12
Recognized actuarial loss	1,240

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2014 and 2015 are as follows:

	March 31,
	2014	2015
Discount rate (%)	3.00-4.79	1.30-4.00
Rate of increase in compensation levels (%)	2.50-3.90	2.50-4.00

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2013, 2014 and 2015 are as follows:

Years ended March 31,
	2013	2014	2015
Discount rate (%)	4.00-5.00	3.10-4.57	3.00-4.79
Rate of increase in compensation levels (%)	2.50-3.80	2.50-3.90	2.50-4.00
Expected long-term rate of return on plan assets (%)	5.52-7.75	5.17-7.75	5.50-8.00

KII and AVX determine their expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

KII’s and AVX’s plan assets categories at March 31, 2014 and 2015 are as follows:

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2014				2015
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥8,278	¥—	¥—	¥8,278	¥9,479	¥—	¥—	¥9,479
Debt securities:
Government bonds	573	—	—	573	685	—	—	685
Government agency bonds	—	1,076	—	1,076	—	1,310	—	1,310
Corporate bonds	—	878	—	878	—	995	—	995
Pooled separate accounts *	—	18,306	—	18,306	—	21,898	—	21,898
Other	—	776	—	776	—	1,589	—	1,589
Cash and cash equivalents	112	—	—	112	93	—	—	93
Total	¥8,963	¥21,036	¥—	¥29,999	¥10,257	¥25,792	¥—	¥36,049

*This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

KII’s long-term strategy is for target allocation of 70%-80% equity securities and 20%-30% debt securities for its defined benefit plans. AVX’s long-term strategy is for target allocation of 50% equity and 50% fixed income for its U.S. defined benefit plans and 45% equity and 55% fixed income for its European defined benefit plans.

KII and AVX forecast to contribute ¥1,284 million to the defined benefit pension plans in the year ending March 31, 2016.

Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2016	¥ 2,736
2017	2,788
2018	2,838
2019	2,892
2020	2,955
2021 to 2025	15,506

(2) Savings plans

KII and AVX maintain retirement savings plans which allow eligible U.S. employees to defer part of their annual compensation.

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Contributions to the plans	¥493	¥659	¥658